Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	Stock to be Issued [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 94		$ 20,414	$ 30	$ (19,241)	$ 106	$ 1,403
Beginning balance, shares at Dec. 31, 2020	942,568,006
Issuance of shares
Issuance of shares, shares
Modification of warrants in connection with convertible loan restructuring			361				361
Issuance of warrants			172				172
Classification of embedded conversion feature from liability to equity (Note 5)			670				670
Commitment for issuance of fixed number of ordinary shares (note 3b)				14			14
Share based compensation			456				456
Net loss					(4,516)		(4,516)
Ending balance, Value at Dec. 31, 2021	$ 94		22,073	44	(23,757)	106	(1,440)
Ending balance, shares at Dec. 31, 2021	942,568,006
Issuance of shares		[1]	14	(14)
Issuance of shares, shares	535,867
Modification of warrants in connection with convertible loan restructuring			283				283
Issuance of warrants			98				98
Commitment for issuance of fixed number of ordinary shares (note 3b)				444			444
Share based compensation			774				774
Net loss					(2,645)		(2,645)
Stock based compensation to service providers		[1]	13				13
Issuance of shares to services providers, shares	600,000
Warrants issued in connection with convertible notes			155				155
Change in terms of convertible component in convertible notes			(162)				(162)
Other comprehensive income						9	9
Ending balance, Value at Dec. 31, 2022	$ 94		$ 23,248	$ 474	$ (26,402)	$ 115	$ (2,471)
Ending balance, shares at Dec. 31, 2022	943,703,873

[1]	Less than 1 thousand